UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21872

MUTUAL FUND SERIES TRUST

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road	Willow Grove, PA 19090-1904
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC.

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA    19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code:  1.866.447.4228

Date of fiscal year end:   06/30/2012

Date of reporting period: 09/30/2011

Item 1.

Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

AMERICA FIRST FUNDS
AMERICA FIRST DEFENSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

COMMON STOCK - (62.95%)	Shares	Value

Agriculture - (6.09%)
Bunge Ltd.	4,300	$ 250,647
Universal Corp.	9,590	343,897
		594,544
Beverages - (8.72%)
Coca-Cola Bottling Co.	6,786	376,352
Constellation Brands, Inc. *	13,520	243,360
Cott Corp. *	33,880	230,723
		850,435
Biotechnology - (3.37%)
Charles River Laboratories International, Inc. *	11,473	328,357

Cosmetics & Personal Care - (2.29%)
Revlon, Inc. *	18,110	223,115

Food - (9.36%)
Dean Foods Co. *	43,981	390,111
Smithfield Foods, Inc. *	12,970	252,915
Tyson Foods, Inc.	15,560	270,122
		913,148
Healthcare - Products - (3.36%)
Baxter International, Inc.	5,846	328,194

Healthcare - Services - (16.14%)
Aetna, Inc.	8,805	320,062
Centene Corp. *	11,916	341,632
CIGNA Corp.	5,870	246,188
Community Health Systems, Inc. *	18,664	310,569
Humana, Inc.	4,894	355,940
		1,574,391
Housewares - (3.17%)
Libbey, Inc. *	29,321	309,043

Media - (3.73%)
Time Warner Cable, Inc.	5,802	363,611

Pharmaceuticals - (3.50%)
Forest Laboratories, Inc. *	11,098	341,707

Telecommunications - (3.23%)
Telephone & Data Systems, Inc.	14,826	315,053

TOTAL COMMON STOCK (Cost $6,905,060)		6,141,598

EXCHANGE-TRADED FUNDS - (22.57%)

Debt Funds - (22.57%)
SPDR Barclays Capital 1-3 Month T-bill ETF (a)	48,015	2,201,488

TOTAL EXCHANGE-TRADED FUNDS (Cost $2,202,174)		2,201,488

AMERICA FIRST FUNDS
AMERICA FIRST DEFENSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

SHORT-TERM INVESTMENTS - (4.22%)	Shares	Value

Money Market Fund - (4.22%)
Fidelity Institutional Money Market Fund Class I, 0.16% **	411,657	$ 411,657

TOTAL SHORT-TERM INVESTMENTS (Cost $411,657)		411,657

TOTAL INVESTMENTS IN SECURITIES HELD LONG (Cost $9,518,892) - 89.74%		8,754,743

TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds $1,890,421) - (-17.77%)		(1,733,408)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 28.03%		2,734,412

NET ASSETS - 100%		$ 9,755,747

INVESTMENTS IN SECURITIES SOLD SHORT - (-17.77%)

COMMON STOCK - (-17.77%)

Commercial Services - (-3.50%)
Core Logic, Inc.	32,000	341,440

Electrical Components & Equipments - (-3.81%)
Universal Display Corp. *	7,746	371,343

Insurance - (-2.56%)
Radian Group, Inc.	114,000	249,660

Telecommunications - (-7.90%)
Infinera Corp. *	50,566	390,369
Motorola Mobility Holdings, Inc. *	10,074	380,596
		770,965
TOTAL COMMON STOCK (Proceeds $1,890,421)		1,733,408

* Non-income producing security.

** Rate shown represents the rate at September 30, 2011, is subject to change daily.

(a) This security is pledged as collateral on securities sold short.

                          The accompanying notes are an integral part of these schedules of investments.

AMERICA FIRST FUNDS
AMERICA FIRST DEFENSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

The Fund’s holdings were divided among the following economic sectors:

	Value	Percentage
Debt Fund	2,201,488	31.35%
Healthcare - Services	1,574,391	22.42%
Food	913,148	13.01%
Beverages	850,435	12.11%
Agriculture	594,544	8.47%
Money Market Fund	411,657	5.86%
Media	363,611	5.18%
Pharmaceuticals	341,708	4.87%
Biotechnology	328,357	4.68%
Healthcare - Products	328,194	4.67%
Housewares	309,043	4.40%
Cosmetics & Personal Care	223,115	3.18%
Insurance	(249,660)	(3.56)%
Commercial Services	(341,440)	(4.86)%
Electrical Components & Equipments	(371,343)	(5.29)%
Telecommunications	(455,912)	(6.49)%
Total Portfolio Holdings	$ 7,021,336	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of September 30, 2011 and are subject to change.

            The accompanying notes are an integral part of these schedules of investments.

AMERICA FIRST FUNDS
AMERICA FIRST INCOME TRENDS FUNDS
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

COMMON STOCK - (35.77%)	Shares	Value

Electric - (4.65%)
DUET Group	991,400	$ 1,554,353

Insurance - (5.06%)
XL Group Plc.	90,065	1,693,222

Investment Companies - (11.93%)
Ares Capital Corp.	75,700	1,042,389
MCG Capital Corp.	341,253	1,351,362
TICC Capital Corp.	195,578	1,597,872
		3,991,623
Real Estate Investment Trusts - (11.66%)
Annaly Capital Management, Inc.,	120,000	1,995,600
Capstead Mortgage Corp.	165,000	1,904,100
		3,899,700
Transportation - (2.47%)
Teekay Tankers Ltd. - Class A	180,000	828,000

TOTAL COMMON STOCK (Cost $16,679,290)		11,966,898

PREFERRED STOCK - (28.16%)

Auto Manufacturers - (5.42%)
Ford Motor Co., 7.50%, Series A	69,000	1,812,630

Banks - (5.36%)
KeyCorp Capital X, 8.00%, Series A	71,000	1,792,750

Diversified Financial Services - (2.98%)
Merrill Lynch Cap Trust III, 7.38%	47,258	992,891
RBS Capital Funding Trust VII, 5.90%	407	3,455
		996,346
Electric - (4.47%)
RWE AG	42,800	1,495,867

Insurance - (9.93%)
Aegon NV, 7.25%, Series	75,105	1,621,517
ING Groep NV, 7.375%, Series	53,458	1,022,117
ING Groep NV, 8.50%, Series	30,804	680,152
		3,323,786
TOTAL PREFERRED STOCK (Cost $10,877,308)		9,421,379

SHORT-TERM INVESTMENTS - (35.72%)

Fidelity Institutional Money Market Funds Class I, 0.16% *	11,952,918	11,952,918

TOTAL SHORT-TERM INVESTMENTS (Cost $11,952,918)		11,952,918

TOTAL INVESTMENTS (Cost $39,509,516) - 99.65%		$ 33,341,195

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.35%		116,437

NET ASSETS - 100%		$ 33,457,632

* Rate shown represents the rate at September 30, 2011, is subject to change daily.

AMERICA FIRST FUNDS
AMERICA FIRST INCOME TRENDS FUNDS
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

The Fund’s holdings were divided among the following economic sectors:

	Value	Percentage
Short-Term Investments	11,952,918	35.85%
Insurance	5,017,008	15.05%
Investment Companies	3,991,623	11.97%
Real Estate Investment Trusts	3,899,700	11.69%
Electric	3,050,220	9.15%
Auto Manufacturers	1,812,630	5.44%
Banks	1,792,750	5.38%
Diversified Financial Services	996,346	2.99%
Transportation	828,000	2.48%
Total Portfolio Holdings	$ 33,341,195	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of September 30, 2011 and are subject to change.

                   The accompanying notes are an integral part of these schedules of investments.

AMERICA FIRST FUNDS
AMERICA FIRST ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

COMMON STOCK - (39.00%)	Shares	Value

Airlines - (1.78% )
Cathay Pacific Airways Ltd.	848,000	$ 1,393,895

Chemicals - (10.80%)
BASF SE	44,160	2,730,523
EI du Pont de Nemours & Co.	67,121	2,682,826
Kronos Worldwide Inc.	75,000	1,206,000
Terra Nitrogen Co. LP	12,726	1,838,144
		8,457,493
Coal - (2.14%)
Alliance Resource Partners, LP	25,518	1,672,960

Electronics - (2.17%)
Huaneng Power International, Inc.	3,956,000	1,701,866

Forest Products & Paper - (1.75%)
International Paper Co.	58,800	1,367,100

Iron & Steel - (1.82%)
Nucor Corp.	45,000	1,423,800

Mining - (1.36%)
Freeport-McMoRan Copper & Gold, Inc.	35,000	1,065,750

Oil & Gas - (10.42%)
China Petroleum & Chemical Corp.	15,600	1,494,480
ConocoPhillips	22,867	1,447,939
PetroChina Co Ltd.	13,780	1,660,352
Petroleo Brasileiro SA	55,793	1,252,553
Tesoro Corp. *	62,188	1,210,800
Valero Energy Corp.	61,620	1,095,604
		8,161,728
Real Estate - (1.40%)
Shimao Property Holdings Ltd.	1,440,500	1,098,813

Real Estate Investment Trusts - (1.85%)
NorthStar Realty Finance Corp.	439,300	1,449,690

Telecommunications - (1.66%)
Telefonos de Mexico SAB de CV (Telmex)	87,000	1,300,650

Transportation - (1.85%)
Bristow Group, Inc.	34,133	1,448,263

TOTAL COMMON STOCK (Cost $37,953,790)		30,542,008

AMERICA FIRST FUNDS
AMERICA FIRST ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

EXCHANGE-TRADED FUNDS - (56.72%)	Shares	Value

Commodity Funds - (22.84%)
ETFS Physical Palladium Shares *	22,601	$ 1,356,060
ETFS Platinum Trust *	9,576	1,439,464
iPath Dow Jones - UBS Cotton Subindex Total Return Callable ETN *	22,000	1,353,220
iPath Dow Jones - UBS Grains Subindex Total Return ETN *	82,000	3,510,420
iPath Dow Jones - UBS Sugar Subindex Total Return ETN *	15,000	1,330,800
iShares Silver Trust *	43,263	1,251,599
PowerShares DB Agriculture Fund *	205,218	6,084,714
SPDR Gold Shares*	9,847	1,556,614
		17,882,891
Debt Funds - (33.88%)
iShares iBoxx $ High Yield Corporate Bond Fund	28,817	2,384,030
SPDR Barclays Capital 1-3 Month T-Bill ETF (a)	436,103	19,995,323
SPDR Barclays Capital High Yield Bond ETF	114,739	4,152,404
		26,531,757
TOTAL EXCHANGE-TRADED FUNDS (Cost $48,117,955)		44,414,648

TOTAL INVESTMENTS IN SECURITIES HELD LONG (Cost $86,071,745) - 95.72%		74,956,656

TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds $12,978,024) - (-14.04%)		(10,991,435)

OTHER ASSETS IN EXCESS OF LIABILITIES , NET - 18.32%		14,341,592

NET ASSETS - 100%		$ 78,306,813

INVESTMENT IN SECURITIES SOLD SHORT - (-14.04%)

COMMON STOCK - (-14.04%)

Insurance - (-1.19%)
Radian Group Inc	424,000	928,560

Internet - (-6.10%)
Constant Contact, Inc. *	73,183	1,265,334
Ctrip.com International Ltd. *	67,114	2,158,386
Yahoo Inc.	102,866	1,353,717
		4,777,437
Oil & Gas - (-1.92%)
BPZ Resources, Inc. *	541,436	1,499,778

Real Estate Investment Trusts - (-1.64%)
Chimera Investment Corp.	465,000	1,288,050

Semi conductors- (-3.19%)
Cree, Inc. *	43,900	1,140,522
Silicon Laboratories, Inc. *	40,498	1,357,088
		2,497,610

TOTAL COMMON STOCK (Proceeds $12,978,024)		10,991,435

LP - Limited Partnership

*      Non-income producing security

(a)     This security is pledged as collateral on securities sold short.

AMERICA FIRST FUNDS
AMERICA FIRST ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

The Fund’s holdings were divided among the following economic sectors:

	Value	Percentage
Debt Fund	26,531,757	41.48%
Commodity Fund	17,882,891	27.96%
Chemicals	8,457,493	13.22%
Oil & Gas	6,661,950	10.41%
Electronics	1,701,866	2.66%
Coal	1,672,960	2.61%
Transportation	1,448,263	2.26%
Iron & Steel	1,423,800	2.23%
Airlines	1,393,895	2.18%
Forest Products & Paper	1,367,100	2.14%
Telecommunications	1,300,650	2.03%
Real Estate	1,098,813	1.72%
Mining	1,065,750	1.67%
Real Estate Investment Trusts	161,640	0.25%
Insurance	(928,560)	(1.45%)
Semiconductors	(2,497,610)	(3.90%)
Internet	(4,777,437)	(7.47%)
Total Portfolio Holdings	$ 63,965,221	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of September 30, 2011 and are subject to change.

                            The accompanying notes are an integral part of the schedule of investments.

AMERICA FIRST FUNDS
AMERICA FIRST QUANTITATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

COMMON STOCK - (35.17%)	Shares	Value

Beverages - (5.81%)
Molson Coors Brewing Co.	70,891	$ 2,807,993

Biotechnology - (11.65%)
Medicines Co. *	182,723	2,718,918
PDL BioPharma, Inc.	525,082	2,914,205
		5,633,123
Chemicals - (3.86%)
EI du Pont de Nemours & Co.	19,178	766,545
Terra Nitrogen Co. LP	7,619	1,100,488
		1,867,033
Mining - (5.99%)
BHP Billiton Ltd. - ADR	32,748	2,175,777
Vale SA - ADR	31,456	717,197
		2,892,974

Pharmaceuticals - (6.18%)
Cephalon, Inc. *	37,000	2,985,900

Retail - (1.68%)
Walgreen Co.	24,734	813,501

TOTAL COMMON STOCK (Cost $19,573,878)		17,000,524

CORPORATE BONDS - (0.38%)	Principal	Value

Advertising - (0.04%)
Affinion Group, Inc., 14.74%, 10/15/2015	$ 25,000	$ 19,500

Banks - (0.04%)
Banco Hipotecario SA 10.59%, 04/27/2016	20,000	18,400

Commercial Services - (0.02%)
Ahern Rentals, Inc., 9.25%, 08/15/2013	25,000	7,500

Computers - (0.04%)
IKON Office Solutions, Inc., 6.79%, 11/01/2027	20,000	21,476

Diversified Financial Services - (0.19%)
Nuveen Investments, Inc., 11.38%, 11/15/2015	100,000	92,250

Home Builders - (0.05%)
Beazer Homes USA, Inc., 12.17%, 06/15/2016	35,000	23,362

TOTAL CORPORATE BONDS (Cost $193,927)		182,488

AMERICA FIRST FUNDS
AMERICA FIRST QUANTITATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

EXCHANGE-TRADED FUNDS - (8.91%)	Shares	Value

Commodity Fund - (8.91%)
iShares Silver Trust	76,136	$ 2,202,614
PowerShares DB Gold Fund *	37,000	2,102,710

TOTAL EXCHANGE-TRADED FUNDS (Cost $4,633,291)		4,305,324

PREFERRED STOCKS - (44.02%)

Banks - (24.23%)
Bank of America Corp., 8.63%, Series MER	100,000	2,209,000
Deutsche Bank Contingent Capital Trust III	100,000	2,378,000
HSBC Holdings PLC	90,000	2,312,100
Santander Finance Preferred SA Unipersonal	90,000	2,385,000
Wells Fargo & Company, 8.00%, Series	88,000	2,427,040
		11,711,140
Diversified Financial Services - (7.15%)
Credit Suisse/Guernsey, 7.90% Series	80,000	2,023,200
RBS Capital Funding Trust VII, 6.08%, Series G	169,131	1,434,231
		3,457,431
Insurance - (12.64%)
Aegon NV, 7.25%, Series	124,792	2,422,213
America International Group, 7.70%	74,000	1,702,000
ING Groep NV, 8.50% Series	90,000	1,987,200
		6,111,413
TOTAL PREFERRED STOCKS (Cost $24,169,896)		21,279,984

SHORT-TERM INVESTMENTS - (6.37%)

Fidelity Institutional Money Market Fund Class I, 0.16% **	3,082,213	3,082,213

TOTAL SHORT-TERM INVESTMENTS (Cost $3,082,213)		3,082,213

TOTAL INVESTMENTS (Cost $51,653,205) - 94.85%		$ 45,850,533

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 5.15%		2,491,212

NET ASSETS - 100%		$ 48,341,745

* Non-income producing security.

** Rate shown represents the rate at September 30, 2011, is subject to change and resets daily.

                              The accompanying notes are an integral part of these schedules of investments.

AMERICA FIRST FUNDS
AMERICA FIRST QUANTITATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

The Fund’s holdings were divided among the following economic sectors:

	Value	Percentage
Banks	11,729,540	25.58%
Insurance	6,111,413	13.33%
Biotechnology	5,633,123	12.29%
Commodity Funds	4,305,324	9.39%
Diversified Financial Services	3,549,681	7.74%
Short-Term Investments	3,082,213	6.72%
Pharmaceuticals	2,985,900	6.51%
Mining	2,892,974	6.31%
Beverages	2,807,993	6.12%
Chemicals	1,867,033	4.07%
Retail	813,501	1.78%
Home Builders	23,362	0.05%
Computers	21,476	0.05%
Advertising	19,500	0.04%
Commercial Services	7,500	0.02%
Total Portfolio Holdings	$ 45,850,533	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of September 30, 2011 and are subject to change.

               The accompanying notes are an integral part of these schedules of investments.

AMERICA FIRST FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

(1)

INVESTMENT VALUATION

The net asset values per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading. Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) U.S. Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. All of these prices are obtained from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers. Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities. In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects the value, assets are valued at their fair value as determined by America First Capital Management, LLC (the “Manager”) using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard for determining fair value controls exists, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose fair value of its investments in a hierarchy that prioritises the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

AMERICA FIRST FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

(1)

INVESTMENT VALUATION (continued)

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of September 30, 2011:

America First Defensive Growth Fund

Assets
Security Classifications(1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$ 6,141,598	$ 6,141,598	$ -	$ -
Exchange-Traded Funds	2,201,488	2,201,488	-	-
Short-Term Investments	411,657	-	411,657	-
Total	$ 8,754,743	$ 8,343,086	$ 411,657	$ -

Liabilities
Security Classifications(1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$ 1,733,408	$ 1,733,408	$ -	$ -
Total	$ 1,733,408	$ 1,733,408	$ -	$ -

America First Income Trends Fund

Assets
Security Classifications(1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$ 11,966,898	$ 11,966,898	$ -	$ -
Preferred Stock (2)	9,421,379	9,421,379	-	-
Short-Term Investments	11,952,918	-	11,952,918	-
Total	$ 33,341,195	$ 21,388,277	$ 11,952,918	$ -

America First Absolute Return Fund

Assets
Security Classifications(1)	Value	Level 1	Level 2	Level 3
Common Stock	$ 30,542,008	$ 27,811,485	$ 2,730,523	$ -
Exchange-Traded Funds	44,414,648	44,414,648	-
Total	$ 74,956,656	$ 72,226,133	$ 2,730,523	$ -

Liabilities
Security Classifications(1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$ 10,991,435	$ 10,991,435	$ -	$ -
Total	$ 10,991,435	$ 10,991,435	$ -	$ -

AMERICA FIRST FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

(1)

INVESTMENT VALUATION (continued)

America First Quantitative Strategies Fund

Assets
Security Classifications(1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$ 7,000,524	$ 17,000,524	$ -	$ -
Corporate Bonds (2)	182,488	-	182,488	-
Exchange-Traded Funds	4,305,324	4,305,324	-	-
Preferred Stock (2)	21,279,984	21,279,984	-	-
Short-Term Investments	3,082,213	-	3,082,213	-
Total	$ 45,850,533	$ 42,585,832	$ 3,264,701	$ -

(1)

As of and during the three month period ended September 30, 2011, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)

All common stocks and preferred stocks held in the Funds are Level 1 securities. All corporate bonds held in the Funds are Level 2 securities. For a detailed break-out of common stocks, preferred stocks and corporate bonds by investment type, please refer to the Schedules of Investments.

During the three month period ended September 30, 2011, there were no transfers between level 1 and level 2 investments.

During the three month period ended September 30, 2011, no securities were valued in accordance with the Trust’s good faith   pricing guidelines.

(2)

FINANCIAL FUTURES CONTRACTS

Each Fund may invest in futures contracts to hedge or manage risks associated with the Funds’ securities investments or to gain exposure to certain asset classes or markets. As required by the 1940 Act, the Funds may purchase or sell futures contracts only if the Funds’ liabilities for the futures position is “covered” by an offsetting position in a futures contract or by the Funds segregating liquid assets equal to the Funds’ liabilities on the futures contract. Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Funds upon closing the futures contract. The Funds record an unrealized gain or loss by marking each futures contract to market on a daily basis. A realized gain or loss is recorded when the contract is closed. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Statements of Assets and Liabilities.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Funds may be required to make cash payments to maintain their required margin. In such situations, if the Funds had insufficient cash, they might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so. In addition, the Funds might be required to make delivery of the underlying instruments of futures contracts they hold. The inability to close positions in futures could also have an adverse impact on the Funds’ ability to hedge or manage risks effectively.

AMERICA FIRST FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

(2)

FINANCIAL FUTURES CONTRACTS (continued)

Successful use of futures by the Funds is also subject to the Manager’s ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the assets that are the subject of the hedge. In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Manager may still not result in a successful hedging transaction over a short time frame.

The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a commodities or brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The Funds will purchase or sell futures contracts in accordance with the Commodity Futures Trading Commission regulations.

GAAP requires disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.

There were no future contracts for the three month period ended September 30, 2011.

(3)

TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at September 30, 2011 were as follows:

				Net
		Gross Unrealized	Gross Unrealized	Unrealized Appreciation/
Fund	Cost	Appreciation	Depreciation	(Depreciation)
America First Defensive Growth Fund	$ 7,827,981	$ 140,850	$ (947,496)	$ (806.646)
America First Income Trends Fund	39,518,878	6,233	(6,183,916)	(6,177,683)
America First Absolute Return Fund	74,021,970	1,990,149	(12,046,898)	(10,056,749)
America First Quantitative Strategies Fund	51,699,437	311,927	(6,160,831)	(5,848,904)

The differences between book basis and tax basis unrealized appreciation (depreciation) for the Funds are attributable to the tax deferral of losses on wash sales.

AMERICA FIRST FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

(4)

TRANSACTIONS IN SHARES OF AFFILIATES

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in the company being considered an affiliated company, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies held in the Quantitative Strategies Fund as of September 30, 2011 amounted to $0, representing 0.00% of net assets. Transactions in the Quantitative Strategies Fund during the three month period ended September 30, 2011 in which the issuer was an “affiliated person” are as follows:

	America First Absolute Return Portfolio Series 2	America First Defensive Growth Portfolio Series 6	America First Income Trends Portfolio Series 4	America First Income Trends Portfolio Series 5
June 30, 2010
Shares	122,820	405,629	180,000	577,197
Cost	$ 1,235,702	$ 4,151,035	$ 1,822,657	$ 5,991,405
Gross Additions
Shares	-	-	-	-
Cost	$ -	$ -	$ -	$ -
Gross Deductions
Shares	(122,820)	(405,629)	(180,000)	(577,197)
Cost	$ (1,235,702)	$ (4,151,035)	$ (1,822,657)	$ (5,991,405)
June 30, 2011
Shares	-	-	-	-
Cost	$ -	$ -	$ -	$ -
Market Value	$ -	$ -	$ -	$ -
Realized gain (loss)	$ 93,974	$ 328,250	$ 105,504	$ 772,443
Investment income	$ 3,844	$ 10,222	$ 13,878	$ 119,942

Totals
June 30, 2010
Shares	1,285,646
Cost	$ 13,200,799
Gross Additions
Shares	-
Cost	$ -
Gross Deductions
Shares	(1,285,646)
Cost	$ (13,200,799)
June 30, 2011
Shares	-
Cost	$ -
Market Value	$ -
Realized gain (loss)	$ 1,300,171
Investment income	$ 147,886

Item 2.

Controls and Procedures.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.

Exhibits.

(a)

A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)

A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund Series Trust

By:	/s/ Christopher F. Anci
Name:	Christopher F. Anci
Title:	President
Date:	November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher F. Anci
Name:	Christopher F. Anci
Title:	President
Date:	November 23, 2011

By:	/s/ David F. Ganley
Name:	David F. Ganley
Title:	Treasurer
Date:	November 23, 2011